Form N-1A Cover	Sep. 05, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANECK ETF TRUST
Entity Central Index Key	0001137360
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 05, 2025
Prospectus Date	May 01, 2025